ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Jun. 30, 2026
Equity [Abstract]
Summary of Changes in Accumulated Other Comprehensive Income (Loss) by Component

The following table summarizes the changes in accumulated other comprehensive income (loss) by component:

(In millions)

Year Ended June 30,	2026	2025	2024

Derivatives

Balance, beginning of period	$(8)	$(3)	$(27)
Unrealized gains (losses), net of tax of $(11), $20, and $(4)	(42)	77	(14)
Reclassification adjustments for (gains) losses included in other income (expense), net	63	(103)	48
Tax expense (benefit) included in provision for income taxes	(13)	21	(10)

Amounts reclassified from accumulated other comprehensive loss	50	(82)	38

Net change related to derivatives, net of tax of $2, $(1), and $6	8	(5)	24

Balance, end of period	$0	$(8)	$(3)

Investments

Balance, beginning of period	$(1,051)	$(2,625)	$(3,582)
Unrealized gains, net of tax of $57, $411, and $247	232	1,560	915
Reclassification adjustments for (gains) losses included in other income (expense), net	(21)	17	53
Tax expense (benefit) included in provision for income taxes	4	(3)	(11)

Amounts reclassified from accumulated other comprehensive loss	(17)	14	42

Net change related to investments, net of tax of $53, $414, and $258	215	1,574	957

Balance, end of period	$(836)	$(1,051)	$(2,625)

Translation Adjustments and Other

Balance, beginning of period	$(2,288)	$(2,962)	$(2,734)
Translation adjustments and other, net of tax of $0, $8, and $0	(160)	674	(228)

Balance, end of period	$(2,448)	$(2,288)	$(2,962)

Accumulated other comprehensive loss, end of period	$(3,284)	$(3,347)	$(5,590)